Going Concern Considerations (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 23, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents		$ 109,917	$ 67,464	$ 57,595	$ 24,293
Working capital surplus/ (deficit)		$ (159,800)
Upcoming maturity date of Partnership's 2019 Notes		Oct. 30, 2019
Series B Preferred
Preferred stock dividend rate percentage		8.75%
Issuance of preferred units in public offering	2,200,000	2,200,000
Proceeds from issuance of preferred units, net of offering costs	$ 53,000